Bank acceptance notes payable (Details Textual)		1 Months Ended
	Aug. 15, 2017 USD ($)	Mar. 30, 2017	Feb. 07, 2019 USD ($)	Feb. 07, 2019 CNY (¥)	Dec. 31, 2018 USD ($)		Apr. 20, 2018 USD ($)	Apr. 20, 2018 CNY (¥)	Dec. 31, 2017 USD ($)		Aug. 15, 2017 CNY (¥)	Dec. 31, 2016
Restricted Cash and Cash Equivalents, Current					$ 2,121,377				$ 3,901,526
Debt Instrument, Maturity Date		Sep. 29, 2017
Notes Payable to Bank, Current					2,121,377				$ 6,975,526
Shanghai Pudong Development Bank [Member]
Debt Instrument, Collateral Amount					4,500,000
Bank of Zhang Jiagang Yule Branch [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits			100.00%	100.00%			100.00%	100.00%
Notes Payable to Bank, Current			$ 2,121,377	¥ 14,021,000			$ 3,901,526	¥ 25,384,032
Maximum [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits												100.00%
Minimum [Member]
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits									0.00%
Letter of Credit [Member]
Debt Instrument, Maturity Date	Aug. 14, 2018
Notes Payable to Bank, Current	$ 3,074,000				$ 0	[1]			$ 3,074,000	[1]	¥ 20,000,000

[1]	Letter of credit of $3,074,000 (RMB20,000,000) was issued on August 15, 2017 and due on August 14, 2018. The letter of credit is guaranteed by a land use right and a building with a total carrying value approximately of $4.5 million and three related parties, Forasen Group, Zhengyu Wang, and Yefang Zhang.